COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10:-    COMMITMENTS AND CONTINGENT LIABILITIES

 a.        Pledges:

1.     The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its indebtedness to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.      The Company has pledged certain items of its equipment as a guarantee for the implementation of its benefited enterprise for tax proposes. The Company has determined that it is in compliance with the conditions of the approval (see Note 14a).

3.      The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.         Operating leases and other agreements:

1.      The premises occupied by the Parent and Kubatronik are leased under two operating agreements that expire in February 2017 and May 2019, respectively.

2.     The Parent has signed several lease and maintenance agreements for production equipment with suppliers of equipment and software. Of such agreements, the main principal agreement expires in June 2017.

3.      Several production machines are leased by Kubatronik under operating agreements which will expire in May 2019.

4.      The Parent's motor vehicles are leased under operating lease agreements, mainly for three-year terms.

5.      Minimum future payments at December 31, 2014 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements

	US Dollars in thousands

First year	1,016	639
Second year	1,016	436
Third year	265	178
Fourth year	115	2
Fifth year and thereafter	155	3

	2,567	1,258

Payments required under these agreements are charged to expense by the straight-line method over the periods of the respective leases.

Expenses recorded under these agreements for the years ended December 31, 2014, 2013, and 2012 were $1,480, $ 1,471 and $ 1,183, respectively.

c.         Indemnification agreement:

The Parent entered into an indemnification agreement with its directors and officers and undertook to enter into the same agreement with future directors and officers, for losses incurred by a director or officer. Such indemnification amount is limited to the lesser of $ 2,000 or 25% of the Parent's shareholders' equity.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer from liability with respect to a breach of his or her duty of loyalty.   If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care.  However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability. The Parent provided an exculpation letter to each of its directors and officers, and agreed to provide the same to future officers.

d.        Contingent Liabilities:

Environmental Related Matters

In January, 2014 and in July 2014, the Company received notices from Meitav, the water company of the Petach Tikva municipality, requiring payment of fees totaling NIS 1.4 million ($390,000) excluding VAT, for discharges of  industrial wastewater allegedly not meeting the applicable standards into the municipal sewage system. The payment demands were made on the basis of four samplings conducted by Meitav on Eltek's premises during 2013. The Company presented to Meitav its plans for a new wastewater treatment facility, in order to revoke or reduce the demand for payment. The Company believes that we have good arguments against such demand for payment and that it will not be liable to pay to Meitav any amounts exceeding the amounts provided for in its financial statements.  In July 2014, the Company entered into an agreement with Elad Technologies (L.S) Ltd., pursuant to which, Elad Technologies will build and operate a wastewater treatment facility for the Company. The Company expects the facility to become operational in the second half of 2015.

If the Company is found to be in violation of environmental laws, then in addition to fees, it could be liable for damages, costs of remedial actions and a range of potential penalties, and could also be subject to revocation of permits necessary to conduct our business or any part thereof.  Any such liability or revocation could have a material adverse effect on its business, financial condition and results of operations.

In connection with the change of control of our company that resulted from Nistec's acquisition of a controlling stake in the Company, Israeli law requires it to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit, but has not yet received the new permit. The new permit is expected to be subject to certain conditions, especially certain conditions imposed by the Israeli Ministry for Environmental Protection. The cost of complying with such conditions may be significant.

Employee Related Matters

Three lawsuits were filed against the Company in May 2008, in March 2012 and in December 2014 by three employees alleging that they had suffered personal injuries during their employment with the Company. The employees are seeking aggregate financial compensation of approximately $200,000 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

Four other employees notified the Company between January 2011 and July 2013 that they allegedly suffered personal injuries during their employment with the Company. Of these four employees, one is seeking compensation of $170,000 and the others did not state their claim amount.

The Company submitted all these claims to its insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

In January 2015 and February 2015 two former employees informed the Company that they demand additional payments in connection with their employment with the Company and their termination. Their aggregate amount claimed is approximately $380,000.